Average Annual Total Returns - TOPS Managed Risk Flex ETF Portfolio	12 Months Ended	60 Months Ended	120 Months Ended	148 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [1]
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%	14.36%
TOPS Managed Risk Flex ETF Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.13%	3.90%	4.81%	4.14%
Performance Inception Date	Aug. 27, 2013

[1]	Inception date of the Portfolio is August 27, 2013.